Credit Facilities and Long-Term Debt - Summary of Contractual Obligations Under Long-term Debts (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Line of Credit Facility [Line Items]
Short-Term Debt	$ 300.0	$ 300.0
Long-Term Debt, Maturity, Year Two and Three	300.0
Long-Term Debt, Maturity, Year Four and Five	0.0
Long-Term Debt, Maturity, after Year Five	0.0
Total	300.0
Short-Term Debt
Line of Credit Facility [Line Items]
Short-Term Debt	$ 0.0